Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000948258
M International Equity Fund (Prospectus Summary) | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M INTERNATIONAL EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

Securities will generally be purchased in the form of common stock, preferred stock, securities that are convertible into common stock, American Depository Receipts (ADRs), European Depository Receipts (EDRs), International Depository Receipts (IDRs) or Global Depository Receipts (GDRs). The Fund focuses on stocks with capitalizations of $1 billion or more. The Fund also may invest in emerging market securities.

The Fund's sub-adviser, Northern Cross, LLC's ("Northern Cross") investment philosophy is to buy undervalued quality companies with improving margins and aim to hold them for five to seven years.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than Northern Cross believes they should be valued;

• because investments in foreign securities may have more frequent and larger price changes than U.S. securities;

• because investments in foreign securities may lose value due to changes in currency exchange rates and other factors;

• because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S.;

• because economic or political changes may cause larger price changes in emerging market securities than other foreign securities;

• because the Fund may be more susceptible to economic, political or regulatory changes in any single country or industry than more highly diversified funds; or

• if the stocks in the Fund's portfolio do not grow over the long term or grow less rapidly than expected.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e. MSCI AC World ex US Index and MSCI EAFE Index). The performance prior to June 17, 2011 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e. MSCI AC World ex US Index and MSCI EAFE Index).
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest quarterly return: 25.29% (for the quarter ended 6/30/2009) Lowest quarterly return: (22.89)% (for the quarter ended 9/30/2011)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the MSCI EAFE Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

M International Equity Fund (Prospectus Summary) | M International Equity Fund | MSCI AC World ex US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World ex US Index	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.29%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.81%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.57%	[1]
M International Equity Fund (Prospectus Summary) | M International Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%
M International Equity Fund (Prospectus Summary) | M International Equity Fund | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Annual Return 2004	rr_AnnualReturn2004	24.00%
Annual Return 2005	rr_AnnualReturn2005	10.55%
Annual Return 2006	rr_AnnualReturn2006	26.78%
Annual Return 2007	rr_AnnualReturn2007	8.01%
Annual Return 2008	rr_AnnualReturn2008	(39.84%)
Annual Return 2009	rr_AnnualReturn2009	25.28%
Annual Return 2010	rr_AnnualReturn2010	4.61%
Annual Return 2011	rr_AnnualReturn2011	(13.56%)
Annual Return 2012	rr_AnnualReturn2012	20.68%
Annual Return 2013	rr_AnnualReturn2013	16.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M International Equity Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.03%

[1]	Effective May 1, 2014, the Fund changed its benchmark index from the MSCI EAFE Index to the MSCI AC World ex US Index. The MSCI AC World ex US Index is more representative of the Fund's investment portfolio than its previous index.
[2]	For the period from May 1, 2014 to April 30, 2015, M Financial Investment Advisers, Inc. (the 'Adviser') has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.